Financial Assets and Financial Liabilities - Schedule of Financial assets and Liabilities (Detail) - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Financial assets by category
Cash and cash equivalents	€ 755,643	€ 446,267	€ 495,047	€ 584,517
Total financial assets	1,079,086	804,101
Classified in the statement of financial position
Non-current assets	88,309	109,369
Current assets	990,777	694,732
Total financial assets	1,079,086	804,101
Borrowings
Convertible senior notes	365,600
Derivative liabilities	141,379	0
Total financial liabilities	685,724	164,378
Classified in the statement of financial position
Non-current liabilities	606,115	97,966
Current liabilities	79,609	66,412
Total financial liabilities	685,724	164,378
Financial liabilities at amortised cost, class [member]
Borrowings
Convertible senior notes	365,562	0
Lease liabilities	108,100	104,961
Trade payables and accrued expenses	70,683	59,417
Financial liabilities measured at amortized cost	544,345	164,378
Total financial liabilities	544,345
Classified in the statement of financial position
Total financial liabilities	544,345
Financial liabilities at amortised cost, class [member] | Financial liabilities at fair value, class [member]
Borrowings
Financial liabilities measured at fair value through profit or loss	141,379	0
Financial assets at amortised cost, class [member]
Financial assets by category
Trade receivables	5,808	2,200
Other receivables	8,093	12,276
Marketable Securities	309,542	343,358
Cash and cash equivalents	755,643	446,267
Financial assets measured at amortized cost	€ 1,079,086	€ 804,101